Banks and Other Borrowings - Schedule of Outstanding Balances of Banks and Other Borrowings (Details)		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Bank borrowings:
Bank borrowings		$ 17,179,545	$ 2,211,665	$ 14,994,190
Other borrowing:
Less: current maturities		(13,402,782)	(1,725,451)	(9,559,450)
Non-current maturities		3,776,763	486,214	10,514,517
Guaranteed [Member]
Bank borrowings:
Bank borrowings	[1]	6,661,341	857,570	9,349,671
Collateralized and guaranteed [Member]
Bank borrowings:
Bank borrowings	[2]	10,518,204	1,354,095	5,644,519
Other borrowing:
Other borrowing	[3]			5,079,777
Other Borrowings [Member]
Other borrowing:
Other borrowing		$ 17,179,545	$ 2,211,665	$ 20,073,967

[1]	The bank borrowings were guaranteed by Mr. Cheng and Mrs. Cheng and the Government of Hong Kong under a financing aid program for small and medium enterprises operating in Hong Kong;
[2]	The bank borrowing was guaranteed by Mr. Cheng and Mrs. Cheng capped at RMB30 million and also pledged by certain properties in Shenzhen owned by Mrs. Cheng.
[3]	The other borrowing was guaranteed by Mr. Cheng and Mrs. Cheng and also pledged by a) machineries having a net book value of HK$3,432,943 as of December 31, 2023, charged for the borrowing; and b) a long-term receivable of RMB1.8 million, an early repayments were made during the year 2024 and the repayments were partially settled by the other non-current assets of HK$1,985,940 as of December 31, 2023.